Segment information	12 Months Ended
Dec. 31, 2011
Segment information [Abstract]
Segment information
Note 3 – Segment information

Operating segments

The Company provides drilling and related services to the offshore oil and gas industry. The split of our organization into segments has historically been based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure.

We have in 2010 and 2011 significantly expanded our fleet of drilling rigs through acquisitions of new rigs and newbuilding orders. In response to this development and the deconsolidation of Archer, management has reviewed our internal reporting structure including the operating and reporting business segments. This review has resulted in a change in our reporting segments reflecting how the chief operating decision makers assess performance and allocates resources. This change had effect from January 1, 2011, but the segments have also been retrospectively recasted for comparison sake.

We currently operate in the following three segments:

Floaters: The Company offers services encompassing drilling, completion and maintenance of offshore wells. The drilling contracts relate to employment of semi-submersible rigs and drillships.

Jack-up rigs: The Company offers services encompassing drilling, completion and maintenance of offshore exploration and production wells. The drilling contracts relate to Jack-up rigs for operations in harsh and benign environment.

Tender Rigs: The Company operates self-erecting tender rigs and semi-submersible tender rigs, which are used for production drilling and well maintenance in benign environments.

Segment results are evaluated on the basis of operating profit, and the information given below is based on the internal reporting structure used in the reporting to the Executive Management and the Board. The accounting principles for the segments are the same as for the Company's Consolidated Financial Statements.

Revenues (excluding gain on sale of drilling units)

(In US$ millions)	2011	2010	2009

Floaters	2,694	2,264	1,864
Jack-up rigs	776	578	388
Tender Rigs	589	482	392
Well Services	133	717	610
Total	4,192	4,041	3,254

Depreciation and amortization

(In US$ millions)	2011	2010	2009

Floaters	358	301	261
Jack-up rigs	135	99	72
Tender Rigs	63	57	42
Well Services	7	23	21
Total	563	480	396

Operating Income – net income

(In US$ millions)	2011	2010	2009

Floaters	1,328	1,140	912
Jack-up Rigs	220	199	229
Tender Rigs	221	222	174
Well Services	5	64	57
Operating income	1,774	1,625	1,372
Unallocated items:
Total financial items	(103)	(294)	101
Income taxes	(189)	(159)	(120)
Gain on issuance of shares by subsidiary	-	-	-
Net income	1,482	1,172	1,353

Total assets

(In US$ millions)	2011	2010

Floaters	12,600	11,650
Jack-up Rigs	4,200	3,538
Tender Rigs	1,504	1,322
Well Services	-	987
Total	18,304	17,497

Goodwill

(In US$ millions)	2011	2010

Floaters	890	890
Jack-up Rigs	281	281
Tender Rigs	149	149
Well Services	-	356
Total	1,320	1,676

As a consequence of the change in segment structure from 2011, the Goodwill has been reassigned to the reporting units affected using a relative fair value allocation approach.

Total liabilities

(In US$ millions)	2011	2010

Floaters	8,274	8,092
Jack-up Rigs	2,745	2,406
Tender Rigs	983	630
Well Services	-	432
Total	12,002	11,560

Capital expenditures – fixed assets

(In US$ millions)	2011	2010	2009

Floaters	1,805	1,330	936
Jack-up Rigs	495	877	155
Tender Rigs	243	134	247
Well Services	-	27	31
Total	2,543	2,368	1,369

Geographic segment data

Revenues are attributed to geographical segments based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the Company's revenues and fixed assets by geographic area:

Revenues (excluding gain on sale of assets)

(In US$ millions)	2011	2010	2009

Norway	966	1,393	1,235
UK	56	151	149
Brunei	54	66	42
Thailand	303	165	112
Malaysia	207	62	108

Congo	-	37	70
Nigeria	235	204	155
Australia	-	-	112
USA	202	186	147
Brazil	913	710	500
China	299	230	178
Indonesia	130	159	179
Philippines	-	109	54
Vietnam	157	150	105
Angola	337	182	27
Red Sea	-	68	1
Trinidad & Tobago	41	-	-
Saudi Arabia/Kuwait	127	69	-
Mexico	49	-	-
Other	116	100	80
Total	4,192	4,041	3,254

Fixed assets – operating drilling units (1)

(In US$ millions)	2011	2010

Norway	2,007	1,321
UK	-	751
Brunei	38	210
Thailand	605	397
Malaysia	333	250
Nigeria	1,191	601
USA	496	515
Brazil	2,096	2,804
China	1,091	1,171
Indonesia	321	570
Vietnam	336	521
Angola	979	1,020
Trinidad & Tobago	424	-
Saudi Arabia	331	345
Mexico	605	-
Other	370	319
Total	11,223	10,795

(1) The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.